united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period:6/30/16

Item 1. Reports to Stockholders.

Adaptive Allocation
Portfolio

Semi-Annual Report
June 30, 2016

1-866-263-9260

Distributed by Northern Light Distributors, LLC
FINRA Member

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, compared to its benchmark:

					Inception** -
Annualized Average Returns:	Six Months	One Year	Three Year	Five Year	June 30, 2016
Adaptive Allocation Portfolio	3.32%	0.50%	(0.40)%	(2.14)%	0.23%
Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Index ^	4.12%	3.35%	4.04%	1.65%	3.79% ***

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Returns greater than one year are annualized. The total operating expense ratio as stated in the Fund’s Prospectus dated May 1, 2016 is 2.93%. For performance information current to the most recent month-end please call 1-866-263-9260.

**	Portfolio commenced operations May 22, 2007.

***	Since May 31, 2007.

^	The HFRI Macro Systematic Diversified Index tracks strategies using investment procedures that identify market opportunities containing trending or momentum characteristics across asset classes and other instruments. These strategies typically would expect to have no greater than a 35% investment in either dedicated currency or commodity exposures over a given market cycle. An investor cannot invest directly in an index.

Portfolio Composition of June 30, 2016

Investment Type	% of Net Assets
Short-Term Investments	33.1%
Exchange Traded Funds	28.0%
Mutual Funds	27.9%
Exchange Traded Note	11.2%
Other Assets Less Liabilities - Net	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 28.0%
	DEBT FUND - 15.4%
9,309	iShares TIPS Bond ETF	$1,086,081

	EQUITY FUND - 12.6%
10,000	Vanguard REIT ETF	886,700

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,911,900)	1,972,781

	MUTUAL FUNDS - 27.9%
	DEBT FUNDS - 27.9%
257,311	MFS High Income Fund	846,553
62,264	Nuveen High Yield Municipal Bond Fund - Class I	1,117,646
	TOTAL MUTUAL FUNDS (Cost - $1,814,390)	1,964,199

	EXCHANGE TRADED NOTE - 11.2%
	EQUITY FUND - 11.2%
24,750	JPMorgan Alerian MLP Index ETN (Cost - $690,676)	787,793

	SHORT-TERM INVESTMENTS - 33.1%
	MONEY MARKET FUNDS - 33.1%
1,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio - Class I, 0.16% *	1,000,000
632,235	Goldman Sachs Financial Square Funds - Government Fund - 0.04% *	632,235
700,000	Goldman Sachs Financial Square Funds - Treasury Obligations Fund - 0.23% *	700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,332,235)	2,332,235

	TOTAL INVESTMENTS - 100.2% (Cost - $6,749,201) (a)	$7,057,008
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%	(14,707)
	NET ASSETS - 100.0%	$7,042,301

TIPS - Treasury Inflation-Protected Securities

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

REIT - Real Estate Investment Trust

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 6,749,201 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$307,807
Unrealized depreciation:	—
Net unrealized appreciation:	$307,807

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

ASSETS
Investment securities:
At cost	$6,749,201
At value	$7,057,008
Dividends and interest receivable	9,188
Prepaid expenses and other assets	309
TOTAL ASSETS	7,066,505

LIABILITIES
Payable for Portfolio shares redeemed	2,145
Investment advisory fees payable	4,498
Distribution (12b-1) fees payable	1,431
Shareholder servicing fees payable	1,431
Payable to related parties	10,159
Accrued expenses and other liabilities	4,540
TOTAL LIABILITIES	24,204
NET ASSETS	$7,042,301

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$7,706,382
Accumulated net investment loss	(52,524)
Accumulated net realized loss from security transactions	(919,364)
Net unrealized appreciation on investments	307,807
NET ASSETS	$7,042,301

Shares of beneficial interest outstanding	706,403

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$9.97

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS (Unaudited)
June 30, 2016

INVESTMENT INCOME
Dividends	$62,890
Interest	2,576
TOTAL INVESTMENT INCOME	65,466

EXPENSES
Investment advisory fees	35,697
Administrative services fees	13,961
Accounting services fees	10,771
Transfer agent fees	9,504
Distribution (12b-1) fees	8,972
Shareholder servicing fees	8,972
Audit fees	8,171
Legal fees	7,888
Compliance officer fees	6,171
Trustees’ fees and expenses	5,606
Printing and postage expenses	3,853
Custodian fees	1,974
TOTAL EXPENSES	121,540
Fees waived by the Adviser	(5,690)
NET EXPENSES	115,850

NET INVESTMENT LOSS	(50,384)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	15,383
Net change in unrealized appreciation (depreciation) on investments	260,282

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	275,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,281

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	June 30, 2016	December 31, 2015
FROM OPERATIONS	(Unaudited)
Net investment loss	$(50,384)	$(196,155)
Net realized gain (loss) from security transactions	15,383	(341,818)
Net change in unrealized appreciation (depreciation) on investments	260,282	(178,966)
Net increase (decrease) in net assets resulting from operations	225,281	(716,939)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	261,052	1,541,910
Payments for shares redeemed	(2,302,951)	(5,903,396)
Net decrease in net assets resulting from shares of beneficial interest	(2,041,899)	(4,361,486)

TOTAL DECREASE IN NET ASSETS	(1,816,618)	(5,078,425)

NET ASSETS
Beginning of Period	8,858,919	13,937,344
End of Period *	$7,042,301	$8,858,919
* Includes accumulated net investment income (loss) of:	$(52,524)	$2,140

SHARE ACTIVITY
Shares Sold	26,887	158,963
Shares Redeemed	(238,039)	(601,804)
Net decrease in shares of beneficial interest outstanding	(211,152)	(442,841)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six-Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$9.65		$10.25	$10.39	$9.85	$10.78	$11.19
Activity from investment operations:
Net investment income (loss) (1,2)	(0.07)		(0.17)	(0.03)	(0.11)	0.01	0.06
Net realized and unrealized gain (loss) on investments	0.39		(0.43)	(0.11)	0.66	(0.76)	(0.47)
Total from investment operations	0.32		(0.60)	(0.14)	0.55	(0.75)	(0.41)
Less distributions from:
Net investment income	—		—	—	(0.01)	(0.07)	—
Net realized gains	—		—	—	—	(0.11)	—
Total distributions	—		—	—	(0.01)	(0.18)	—
Net asset value, end of period	$9.97		$9.65	$10.25	$10.39	$9.85	$10.78
Total return (3)	3.32	% (4)	(5.85%)	(1.35%)	5.59%	(6.93%)	(3.66%)
Net assets, end of period (000s)	$7,042		$8,859	$13,937	$17,007	$21,933	$36,816
Ratio of gross expenses to average net assets (5,6)	3.41	% (7)	2.71%	2.36%	2.21%	1.96%	1.92%
Ratio of net expenses to average net assets (5)	3.25	% (7)	2.63%	2.36%	2.21%	1.96%	1.91%
Ratio of net investment income (loss) to average net assets (2,5)	(1.41	%) (7)	(1.69%)	(0.29%)	(1.09%)	0.06%	0.51%
Portfolio Turnover Rate	22	% (4)	132%	189%	173%	343%	243%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser or affiliates not waived a portion of its fees for the years ended December 31, 2011, 2015 and the six months ended June 30, 2016, total returns would have been lower.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates for December 31, 2011, 2015 and June 30, 2016.

(7)	Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2016

1.	ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio’s investment objectives are to provide growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and exchange traded funds and equity and debt securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the Trust’s case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,972,781	$—	$—	$1,972,781
Mutual Funds	1,964,199	—	—	1,964,199
Exchange Traded Note	787,793	—	—	787,793
Short-Term Investments	2,332,235	—	—	2,332,235
Total	$7,057,008	$—	$—	$7,057,008

The Portfolio did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses that are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013 - 2015), or expected to be taken in the Portfolio’s 2016 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,405,568 and $766,713, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Critical Math Advisors, LLC serves as the Portfolio’s investment adviser (the “Adviser”). Pursuant to an Advisory Agreement with the Trust on behalf of the Portfolio, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed, at least until September 29, 2016, to limit the Portfolio’s total operating expenses, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 3.25%, effective May 1, 2016. Previously the expense limitation was 2.49%. During the six months ended June 30, 2016, the Adviser earned Advisory fees in the amount of $35,697. Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three fiscal years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above. For the six months ended June 30, 2016, the Adviser waived advisory fees totaling $5,690 all of which is subject to recapture through December 31, 2019.

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Portfolio shares (the “Plan”). The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the Plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities. Shareholders will receive advance notice of any increase. For the six months ended June 30, 2016, the Portfolio incurred fees of $17,944 under the Plan. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. For the six months ended June 30, 2016 the Portfolio incurred $8,972 in service fees included in the total fees incurred under the Plan noted

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

above. The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS. For the six months ended June 30, 2016, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for the serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”)

“Blu Giant”, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

Custody Administration

Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended June 30, 2016 were $52. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2016, Midland National Life Insurance Company held 98.75% of the voting securities of the Adaptive Allocation Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland National Life Insurance Company are also owned beneficially.

Adaptive Allocation Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal years ended December 31, 2015 or December 31, 2014.

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(934,747)	$(2,140)	$—	$47,525	$(889,362)

The difference between book basis and tax basis accumulated net investment loss is primarily attributable to the unamortized portion of organization expenses for tax purposes.

At December 31, 2015, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any, as follows:

Non-Expiring	Non-
Short-Term	Expiring	Total
$934,747	$—	$934,747

Permanent book and tax differences primarily attributable to the reclass of net operating losses, resulted in reclassification for the six months ended December 31, 2015 as follows:

Paid	Undistributed
In	Net Investment
Capital	Income (Loss)
$(196,488)	$196,488

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Adaptive Allocation Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2016

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Actual	$1,000.00	$1,033.20	$ 16.43
Hypothetical
(5% return before expenses)	$1,000.00	$1,008.70	$ 16.23

*	Expenses are equal to the Portfolio’s annualized expense ratio of 3.25%, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Adaptive Allocation Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2016

Critical Math Advisors, LLC (Adviser to Adaptive VIT)

In connection with the regular meeting held on September 29 and 30, 2015, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Critical Math Advisors, LLC (“Critical Math”) and the Trust, with respect to Adaptive Allocation Portfolio (“Adaptive VIT” or the “Portfolio”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Critical Math was founded in 2006 and is currently managing approximately $43 million in assets primarily for two mutual funds and individuals. The Trustees considered the adviser’s investment process, noting that the strategies are created using proprietary technical investment models developed by the portfolio manager and based on objective rules-based risk reduction techniques applied to several equity and fixed income market indices. The Trustees considered that the adviser evaluates, maintains and tests existing investment models and continues to develop and test new technical models within additional asset classes in order to provide diversification in a changing economic environment. The Trustees considered that the adviser monitors compliance with investment limitations of Adaptive VIT by utilizing a pre-trade compliance checklist to prevent investment deviations prior to trade execution and performs a daily review of the Portfolio’s holdings, looking for any deviations to the guidelines. The Trustees observed that the adviser considers a number of factors when selecting brokers and evaluating best execution, including trade efficiency, a broker’s level of trading expertise, technology, administrative support, industry reputation and capabilities to execute unique orders. The Trustees also observed that the adviser employs the services of an independent third party to monitor and provide quarterly reviews of brokers. The Trustees noted the adviser reported there have been no material compliance or litigation issues since the last advisory contract approval. The Board recognized the adviser’s conservative investment style is focused on protecting capital in non-trending markets and concluded that Critical Math would likely continue to provide quality services to Adaptive VIT and its shareholders.

Performance. The Trustees reviewed the Portfolio’s performance over the 1-year, 2-year, 3-year and 5-year time periods, noting that it underperformed its benchmark, peer group, Morningstar category and adviser-selected Morningstar category over all time periods presented. They further noted that the Adaptive Allocation Fund had performed in line with Adaptive VIT and reasoned that this was consistent with the adviser’s representation that the Adaptive Allocation Fund was managed in a manner similar to Adaptive VIT. They considered the Portfolio’s objective and noted the adviser’s trend following strategy, reasoning that V shaped recoveries and the lack of strong trends tended to adversely affect performance. They also reasoned that the adviser had shown the ability to protect returns in downward trending markets, that the Portfolio had performed consistently with the strategies and methodology disclosed in the Portfolio’s prospectus, and that the adviser had shown a willingness to continue to change the models used to attempt to improve performance. After further discussion, the Trustees determined that the Portfolio’s performance was consistent with the strategies employed.

Adaptive Allocation Portfolio
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2016

Fees and Expenses. The Trustees noted the advisory fee charged to the Portfolio is below the average advisory fee charged by peer group funds and adviser-selected Morningstar category, and in line with the average of the Portfolio’s Morningstar category. The Trustees noted that the Portfolio’s net expense ratio was in line with the average of the peer group, lower than the adviser-selected Morningstar category average and higher than the Portfolio’s Morningstar category average, and within the range of each comparison group. The Trustees considered the size of the Portfolio, noting that expenses are often higher for smaller funds. They discussed the Adviser’s representations regarding the relatively low amount of trading costs for the Portfolio, which is an indirect cost borne by shareholders. After discussion, the Trustees concluded the advisory fee was reasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered, given the size of the Portfolio, and the adviser’s targeted audience and current asset levels, the absence of breakpoints was not a concern at this time. They further noted that a representative of the adviser had agreed to discuss breakpoints as the assets in the Portfolio increase. The Trustees concluded to monitor asset levels and discuss breakpoints in the future as economies are realized by either series.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for the Portfolio. The Trustees noted that the profits realized by the adviser were modest in both dollar amount and in percentage of the advisory fee received by the adviser. The Trustees concluded the level of profitability from the Portfolio was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreements is in the best interests of the shareholders of Adaptive Allocation Portfolio.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

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PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISER
Critical Math Advisors LLC
3840 Quakerbridge Road, Suite 130
Hamilton, NJ 08619

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/26/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/26/16